11. INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Loss for the year before income taxes	$ (7,670,672)	$ (12,725,835)	$ (13,484,781)
Statutory rate	26.00%	26.00%	25.75%
Expected income tax recovery	$ (1,994,375)	$ (3,308,717)	$ (3,472,331)
Permanent differences and other	(44,676)	1,645,947	(78,811)
Difference in foreign tax rates	247,060	1,011,166	(366,039)
Effect of change in future tax rates	3,396,564	0	0
Effect of dissolution of subsidiaries	6,338,818	(4,065,731)	0
Change in valuation allowance	(7,783,000)	660,688	1,611,239
Withholding taxes	0	0	243,186
Total income tax expense (recovery)	160,391	(4,056,647)	(2,062,756)
Current income tax expense (recovery)	218	(123,255)	319,112
Deferred income tax expense (recovery)	160,173	(3,933,392)	(2,381,868)
Total income taxes	$ 160,391	$ (4,056,647)	$ (2,062,756)